Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2023
Asset retirement obligation
Asset Retirement Obligation
	2023	2022	2021
ARO balance, beginning of the year	$24,574	$22,337	$22,741
Accretion expense	2,069	2,069	2,069
Change in ARO estimates	387	168	(2,473)
ARO balance, end of the year	27,030	24,574	22,337